Expense Example - 500 Index Fund	Member Shares 1 Year	Member Shares 3 Years	Member Shares 5 Years	Member Shares 10 Years	Reward Shares 1 Year	Reward Shares 3 Years	Reward Shares 5 Years	Reward Shares 10 Years
USD ($)	26	80	141	318	15	51	95	223